Income taxes - Uncertain tax positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 2,871	€ 2,857
Increases to tax positions related to the current year	0	0
Increases to tax positions related to prior years	0	0
Interest and penalties	56	14
Balance, end of year	€ 2,927	€ 2,871